Segment Reporting and Geographic Information	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting and Geographic Information

10. Segment Reporting and Geographic Information

ASC Topic 280, Segment Reporting (“ASC 280”) establishes standards for the reporting by public business enterprises of information about operating segments, products and services, geographic areas, and major customers. The method for determining what information to report is based on the way management organizes the operating segments within the Company for making operating decisions and assessing financial performance. An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenue and incur expenses and about which separate financial information is available to its chief operating decision makers (“CODM”). The Company’s CODM are considered to be its CEO and CFO.

Identiv’s trust solutions allow people to trust their premises, information systems, and even everyday items. To deliver these solutions, the Company reorganized its operations into four reportable business segments in the first quarter of 2014 principally by product families: Premises, Identity, Credentials and All Other. As a result of the change, product families and services were organized within the four segments. To provide improved visibility and comparability, the Company reclassified segment operating results for 2013 to conform to the 2014 organizational realignments. In the Premises segment, Identiv’s Trust for Premises solution secures buildings via an integrated access control system. Identiv’s uTrust premises product offerings include MX controllers, Velocity management software, TS door readers, and third party products. In the Identity segment, Identiv delivers a solution to secure enterprise information including PCs, networks, email encryption, login, and printers via delivery of smart card reader products and identity management via our idOnDemand service. In the Credentials segment, the Company offers standards-driven hardware products using near field communication (“NFC”), radio frequency identification (“RFID”) and smart card technologies, including inlays, tags, readers and other products. In the All Other segment, the Company offers products, including Chipdrive and Media readers. The products included in the All Other segment do not meet the quantitative thresholds for determining reportable segments in accordance with ASC 280 and therefore have been combined for reporting purposes.

The CODM reviews financial information and business performance for each operating segment. The Company evaluates the performance of its operating segments at the revenue and gross profit levels. The CODM does not review operating expenses or asset information by operating segment for purposes of assessing performance or allocating resources.

Net revenue and gross profit information by segment for the three months ended March 31, 2015 and 2014 is as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Premises:
Net revenue	$4,672	$3,467
Gross profit	2,699	2,144
Gross profit margin	58%	62%
Identity:
Net revenue	2,594	5,020
Gross profit	1,003	2,237
Gross profit margin	39%	45%
Credentials:
Net revenue	7,157	7,161
Gross profit	2,042	1,606
Gross profit margin	29%	22%
All Other:
Net revenue	511	1,206
Gross profit	340	615
Gross profit margin	67%	51%
Total:
Net revenue	14,934	16,854
Gross profit	6,084	6,602
Gross profit margin	41%	39%
Operating expenses:
Research and development	1,992	1,502
Selling and marketing	4,995	5,035
General and administrative	3,065	3,043
Impairment of long-lived assets	—	—
Impairment of goodwill	—	—
Restructuring and severance	172	437
Total operating expenses:	10,224	10,017
Loss from operations	(4,140)	(3,415)
Non-operating income (expense):
Interest expense, net	(424)	(2,084)
Foreign currency loss (gain), net	(1,276)	(93)
Loss from continuing operations before income taxes and noncontrolling interest	$(5,840)	$(5,592)

Geographic revenue is based on customer’s ship-to location. Information regarding revenue by geographic region for the three months ended March 31, 2015 and 2014 is as follows (in thousands):

	Three Months Ended
	March 31,
	2015	2014
Americas
United States	$9,958	$8,308
Other	—	4
Total Americas	9,958	8,312
Europe and the Middle East	2,842	4,698
Asia-Pacific	2,134	3,844
Total	$14,934	$16,854
Revenues
Americas	67%	49%
Europe and the Middle East	19%	28%
Asia-Pacific	14%	23%
Total	100%	100%

The Company tracks assets by physical location. Long-lived assets by geographic location as of March 31, 2015 and December 31, 2014 are as follows (in thousands):

	March 31,	December 31,
	2015	2014
Property and equipment, net:
Americas
United States	$2,166	$2,134
Total Americas	2,166	2,134
Europe and the Middle East
Germany	511	1,252
Total Europe and the Middle East	511	1,252
Asia-Pacific
Singapore	2,329	1,867
Other	47	58
Total Asia-Pacific	2,376	1,925
Total property and equipment, net	$5,053	$5,311